Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 25,438	$ 849
Related party receivables		85,203
Total current assets	25,438	86,052
Property and equipment, net	41,929	31,404
Intangible assets, net	11,499	12,796
Total assets	78,866	130,251
Current liabilities:
Accounts payable and accrued expenses	20,583	14,417
Total current liabilities	20,583	14,417
Total liabilities	20,583	14,417
Stockholders’ equity:
Series A preferred stock, $0.001 par value. 10,000,000 shares authorized; 1 share issued and outstanding
Common stock, $0.001 par value. 40,000,000 shares authorized; 8,118,737 and 6,148,212 shares issued and outstanding as of December 31, 2022 and 2021, respectively	8,118	6,148
Additional paid-in capital	3,209,505	2,604,701
Accumulated other comprehensive loss	(30,877)	(23,927)
Accumulated deficit	(3,128,463)	(2,471,088)
Total stockholders’ equity	58,283	115,834
Total liabilities and stockholders’ equity	$ 78,866	$ 130,251